Average Annual Total Returns		12 Months Ended	37 Months Ended	59 Months Ended	60 Months Ended		100 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]
Main BuyWrite ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%			14.42%	[2]		14.82%
Main BuyWrite ETF | Main BuyWrite ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.77%			8.31%	[2]		5.94%
Main BuyWrite ETF | Main BuyWrite ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.38%			6.91%	[2]		5.17%
Main BuyWrite ETF | Main BuyWrite ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.35%			5.97%	[2]		4.44%
Main Sector Rotation ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%			14.42%		14.99%
Main Sector Rotation ETF | Main Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		17.90%			13.73%		13.15%
Performance Inception Date		Sep. 05, 2017
Main Sector Rotation ETF | Main Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.81%			13.55%		12.87%
Main Sector Rotation ETF | Main Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.66%			10.99%		10.78%
Main Thematic Innovation ETF | MSCI AC World Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]	22.34%		11.08%
Main Thematic Innovation ETF | Main Thematic Innovation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		20.01%		0.09%
Performance Inception Date		Jan. 28, 2021
Main Thematic Innovation ETF | Main Thematic Innovation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.00%		0.06%
Main Thematic Innovation ETF | Main Thematic Innovation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.85%		0.06%
Main International ETF | MSCI ACWI ex USA Net (USD)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	32.38%	15.81%
Main International ETF | Main International ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		29.08%	14.79%
Performance Inception Date		Dec. 01, 2022
Main International ETF | Main International ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.16%	13.69%
Main International ETF | Main International ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.62%	11.23%

[1]	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	Performance returns include the performance of the Predecessor Fund’s Class I Shares.
[3]	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[4]	The MSCI AC World Index (the “Index”) is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[5]	The MSCI ACWI ex USA Net Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 1,973 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.